GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2012 are as follows:

	Dragon Joyce Group	3GUU Group	OWX Group	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2010	247,373	267,824	83,161	598,358
Goodwill acquired during the year	—	—	—	—
Impairment	—	—	—	—

Balance as of December 31, 2011	247,373	267,824	83,161	598,358

Goodwill acquired during the year	—	—	—	—
Impairment	—	—	(33,517)	(33,517)

Balance as of December 31, 2012	247,373	267,824	49,644	564,841

Balance as of December 31, 2012 in US$	39,706	42,989	7,968	90,663